Associates and Joint Ventures Accounted for Using the Equity Method - Summary of Carrying Amount of Investment to Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Joint Ventures And Associates [abstract]
Associates	¥ 3,669	¥ 4,303
Joint ventures	782	500
Total	¥ 4,451	¥ 4,803